TRADE AND OTHER RECEIVABLES - Payback estimates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Employee loans maturing 2027 | 2022
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2027 | 2023
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2027 | 2024
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2027 | 2025
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
Employee loans maturing 2027 | 2026
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
Employee loans maturing 2027 | 2027
Disclosure of detailed information about borrowings [line items]
% payback estimate	60.00%
Employee loans maturing 2027 | 2028
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2027 | 2029
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2027 | 2030
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2030 | 2022
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2030 | 2023
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2030 | 2024
Disclosure of detailed information about borrowings [line items]
% payback estimate	0.00%
Employee loans maturing 2030 | 2025
Disclosure of detailed information about borrowings [line items]
% payback estimate	10.00%
Employee loans maturing 2030 | 2026
Disclosure of detailed information about borrowings [line items]
% payback estimate	10.00%
Employee loans maturing 2030 | 2027
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
Employee loans maturing 2030 | 2028
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
Employee loans maturing 2030 | 2029
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
Employee loans maturing 2030 | 2030
Disclosure of detailed information about borrowings [line items]
% payback estimate	20.00%
RSP Loans | 2024
Disclosure of detailed information about borrowings [line items]
% payback estimate		20.00%
RSP Loans | 2025
Disclosure of detailed information about borrowings [line items]
% payback estimate		20.00%
RSP Loans | 2026
Disclosure of detailed information about borrowings [line items]
% payback estimate		30.00%
RSP Loans | 2027
Disclosure of detailed information about borrowings [line items]
% payback estimate		30.00%